Other Non-Current Assets (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Lease rights	$ 102	$ 106
Non-current inventories	99	106
Surplus in defined benefit plan	73	89
Long-term loan	59	0
Derivatives	15	64
Other	9	8
Total other non-current assets	$ 357	$ 373